Stock Plan Activity (Detail) - Stock Awards - $ / shares shares in Millions	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014		Jun. 30, 2013
Shares
Nonvested balance, beginning of year	259
Granted	75	103	[1]	104	[1]
Vested	(94)
Forfeited	(24)
Nonvested balance, end of year	216	259
Weighted Average Grant-Date Fair Value
Nonvested balance, beginning of year	$ 27.88
Granted	42.36	$ 31.50		$ 28.37
Vested	27.47
Forfeited	31.81
Nonvested balance, end of year	$ 32.72	$ 27.88

[1]	Awards granted during fiscal year 2014 included four million shares in stock replacement awards related to the acquisition of NDS. The weighted average grant-date fair value was $37.64.